Subsequent Events (Details) - USD ($)							1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 08, 2019	Dec. 13, 2018	Dec. 12, 2018	Aug. 08, 2018	Jul. 31, 2018	Jun. 12, 2018	May 31, 2017	Nov. 30, 2018	Nov. 30, 2017	May 31, 2018	May 31, 2017	Aug. 10, 2018	Jun. 27, 2018
Subsequent Events (Details) [Line Items]
Offering, Debenture, Maximum			$ 40,000,000
Offering, Debenture, Price per Debenture			$ 1,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share)			$ 0.80				$ 0.25				$ 0.25
Debt Instrument, Term			3 years
Unit, Description		Each Unit is comprised of one common share of the Company and a warrant to purchase one half of one common share (each whole warrant, a “Warrant”). Each Warrant is exercisable for one common share at a price of $1.10 per Warrant for a period of 36 months from the closing date		The units collectively represent (i) 6,875,000 shares of common stock, and (ii) three-year warrants to purchase an aggregate of 6,875,000 shares of common stock at an exercise price of $0.60 per share of common stock.	The units collectively represent (i) 7,500,000 shares of common stock, and (ii) three-year warrants to purchase an aggregate of 7,500,000 shares of common stock at an exercise price of $0.60 per share of common stock.
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)												$ 0.60	$ 0.50
Proceeds from Convertible Debt								$ 6,357,000	$ 330,000	$ 1,655,000	$ 0
Debt Conversion, Original Debt, Amount	$ 256,027							$ 75,000	$ 75,000	$ 150,000	$ 362,500
Debt Conversion, Converted Instrument, Shares Issued (in Shares)	640,068					1,808,000	10,816,960			132,192	10,816,960
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 1.10
Warrant, Term of Warrants		36 months
Proceeds from Convertible Debt		$ 12,000,000
Principal [Member]
Subsequent Events (Details) [Line Items]
Debt Conversion, Original Debt, Amount	$ 250,000						$ 2,537,750				$ 2,537,750
Accrued Interest [Member]
Subsequent Events (Details) [Line Items]
Debt Conversion, Original Debt, Amount	$ 6,027						$ 166,490				$ 166,490